Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	Consolidated
	2025	2024	2023
	$	$	$

Loss after income tax attributable to the owners of the Company	(23,724,950)	(8,010,358)	(4,565,754)

	Number	Number		Number

Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	8,850,959	6,076,046	*	4,829,644	*

Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	8,850,959	6,076,046	*	4,829,644	*

	$ Cents	$ Cents		$ Cents

Basic earnings (loss) per share	(2.68)	(1.32	)*	(0.95	)*
Diluted earnings (loss) per share	(2.68)	(1.32	)*	(0.95	)*

*	Restated